Related Party Transactions and Balances - Additional Information - Itajai FPSO (Detail) - USD ($) $ in Millions		12 Months Ended
	Jun. 10, 2013	Dec. 31, 2014	Dec. 31, 2016
Related Party Transaction [Line Items]
Percentage of interest in joint venture			100.00%
Itajai FPSO Joint Venture [Member]
Related Party Transaction [Line Items]
Entity acquired, purchase price	$ 53.8
Resolution of contractual items, Aggregate reimbursement		$ 6.1
Teekay Corporation [Member] | Itajai FPSO Joint Venture [Member]
Related Party Transaction [Line Items]
Percentage of interest in joint venture	50.00%